CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — January 31, 2026 (Unaudited)

CROSSMARK LARGE CAP GROWTH ETF

	Shares	Value
COMMON STOCKS – 99.9%
APPLICATION SOFTWARE – 7.3%
AppLovin Corp., Class A(a)	801	$378,961
Cadence Design Systems, Inc.(a)	1,566	464,100
Intuit, Inc.	783	390,654
Palantir Technologies, Inc., Class A(a)	3,047	446,660
		1,680,375
AUTOMOBILE MANUFACTURERS – 1.9%
Tesla, Inc.(a)	1,029	442,892

BIOTECHNOLOGY – 2.6%
Gilead Sciences, Inc.	4,263	605,133

BROADLINE RETAIL – 2.4%
Amazon.com, Inc.(a)	2,345	561,158

COMMUNICATIONS EQUIPMENT – 2.7%
Arista Networks, Inc.(a)	4,414	625,640

DIVERSIFIED BANKS – 2.1%
Citigroup, Inc.	4,197	485,635

FINANCIAL EXCHANGES & DATA – 2.1%
Moody's Corp.	957	493,391

GOLD – 1.1%
Anglogold Ashanti PLC	2,689	249,727

HEALTH CARE DISTRIBUTORS – 2.5%
McKesson Corp.	696	578,522

HEALTH CARE SERVICES – 1.0%
Cigna Group (The)	851	233,268

HOTELS, RESORTS & CRUISE LINES – 2.9%
Airbnb, Inc., Class A(a)	1,767	228,597
Booking Holdings, Inc.	87	435,160
		663,757

INTERACTIVE MEDIA & SERVICES – 11.2%
Alphabet, Inc., Class A	6,222	2,103,036
Meta Platforms, Inc., Class A	662	474,323
		2,577,359
	Shares	Value
INVESTMENT BANKING & BROKERAGE – 2.2%
Charles Schwab Corp. (The)	4,786	$497,361
PASSENGER GROUND TRANSPORTATION – 1.5%
Uber Technologies, Inc.(a)	4,326	346,296

REGIONAL BANKS – 2.1%
Popular, Inc.	3,661	488,853

SEMICONDUCTOR MATERIALS & EQUIPMENT – 1.7%
KLA Corp.	274	391,256

SEMICONDUCTORS – 23.1%
Broadcom, Inc.	4,437	1,469,978
NVIDIA Corp.	17,836	3,408,995
QUALCOMM, Inc.	2,871	435,215
		5,314,188

SYSTEMS SOFTWARE – 10.0%
Fortinet, Inc.(a)	4,524	367,620
Microsoft Corp.	4,524	1,946,632
		2,314,252

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 12.8%
Apple, Inc.	11,382	2,953,401

TRANSACTION & PAYMENT PROCESSING SERVICES – 6.7%
Mastercard, Inc., Class A	1,392	749,996
Visa, Inc., Class A	2,436	783,978
		1,533,974

TOTAL COMMON STOCKS
(COST – $22,555,130)		23,036,439

	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York, 2.98%(b), 02/02/26	$28,990	28,990

TOTAL SHORT-TERM INVESTMENTS
(COST – $28,990)		28,990

TOTAL INVESTMENTS
(COST – $22,584,120) – 100.0%		23,065,429

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0%)(c)		(8,570)

NET ASSETS – 100.0%		$23,056,859

(a) Represents non-income producing security. (b) The rate shown is as of January 31, 2026. (c) Less than 0.05%. PLC - Public Limited Company SA - Societe Anonyme

See Note to Schedule of Investments

1

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — January 31, 2026 (Unaudited)

CROSSMARK LARGE CAP VALUE ETF

	Shares	Value
COMMON STOCKS – 99.8%
AEROSPACE & DEFENSE – 2.2%
General Dynamics Corp.	805	$282,627

APPAREL RETAIL – 2.2%
TJX Cos, Inc. (The)	1,879	281,493

APPLICATION SOFTWARE – 2.0%
Salesforce, Inc.	1,245	264,301

ASSET MANAGEMENT & CUSTODY BANKS – 1.9%
Bank of New York Mellon Corp. (The)	2,019	242,118

BIOTECHNOLOGY – 4.1%
Amgen, Inc.	483	165,128
Gilead Sciences, Inc.	2,589	367,509
		532,637
BROADLINE RETAIL – 0.9%
Amazon.com, Inc.(a)	491	117,496

CABLE & SATELLITE – 0.1%
Versant Media Group, Inc.(a)	429	13,977

COMMUNICATIONS EQUIPMENT – 3.1%
Cisco Systems, Inc.	5,223	409,065

CONSUMER FINANCE – 3.4%
American Express Co.	769	270,819
Capital One Financial Corp.	806	176,457
		447,276

DATA PROCESSING & OUTSOURCED SERVICES – 1.8%
Genpact Ltd.	5,415	238,801

DIVERSIFIED BANKS – 10.8%
Bank of America Corp.	7,716	410,491
Citigroup, Inc.	3,258	376,983
JPMorgan Chase & Co.	720	220,241
Wells Fargo & Co.	4,410	399,061
		1,406,776

ELECTRICAL COMPONENTS & EQUIPMENT – 3.2%
Emerson Electric Co.	1,149	168,857
nVent Electric PLC	2,210	248,095
		416,952
ELECTRONIC MANUFACTURING SERVICES – 2.2%
Flex Ltd.(a)	4,650	293,136

ENVIRONMENTAL & FACILITIES SERVICES – 1.0%
Republic Services, Inc., Class A	622	133,786

FINANCIAL EXCHANGES & DATA – 2.4%
CME Group, Inc., Class A	581	167,944
S&P Global, Inc.	288	152,003
		319,947
GOLD – 2.2%
Newmont Corp.	2,553	286,830

HEALTH CARE DISTRIBUTORS – 2.1%
McKesson Corp.	336	279,287

HEALTH CARE EQUIPMENT – 2.5%
Medtronic PLC	3,210	330,502

HEALTH CARE SERVICES – 3.0%
Cigna Group (The)	912	249,988
CVS Health Corp.	1,965	146,432
		396,420

HOTELS, RESORTS & CRUISE LINES – 1.8%
Booking Holdings, Inc.	48	240,088

HUMAN RESOURCE & EMPLOYMENT SERVICES – 1.5%
Automatic Data Processing, Inc.	816	201,405

INDUSTRIAL CONGLOMERATES – 1.7%
Honeywell International, Inc.	958	217,964
	Shares	Value
INDUSTRIAL MACHINERY, SUPPLIES & COMPONENTS – 1.0%
Parker-Hannifin Corp.	139	$130,082

INDUSTRIAL REITS – 0.6%
Prologis, Inc.	601	78,467

INSURANCE BROKERS – 1.2%
Marsh & McLennan Cos, Inc.	801	150,740

INTEGRATED OIL & GAS – 3.4%
Exxon Mobil Corp.	3,164	447,390

INTEGRATED TELECOMMUNICATION SERVICES – 7.3%
AT&T, Inc.	11,694	306,500
Comcast Corp., Class A	10,725	319,069
Verizon Communications, Inc.	7,380	328,557
		954,126

INTERACTIVE MEDIA & SERVICES – 1.6%
Alphabet, Inc., Class A	624	210,912

INVESTMENT BANKING & BROKERAGE – 6.5%
Charles Schwab Corp. (The)	3,162	328,595
Goldman Sachs Group, Inc. (The)	402	376,035
XP, Inc., Class A	7,166	139,809
		844,439
IT CONSULTING & OTHER SERVICES – 4.9%
Accenture PLC, Class A	987	260,213
International Business Machines Corp.	1,245	381,841
		642,054
MANAGED HEALTH CARE – 1.4%
Elevance Health, Inc.	516	178,402

MOVIES & ENTERTAINMENT – 1.7%
Walt Disney Co.	1,970	222,216

MULTI-SECTOR HOLDINGS – 1.1%
Berkshire Hathaway, Inc., Class B(a)	288	138,393

OIL & GAS EXPLORATION & PRODUCTION – 2.7%
ConocoPhillips	3,353	349,483

PROPERTY & CASUALTY INSURANCE – 1.2%
Progressive Corp. (The)	782	162,656

RAIL TRANSPORTATION – 1.4%
Union Pacific Corp.	771	181,262

REGIONAL BANKS – 2.2%
Popular, Inc.	2,109	281,615

SEMICONDUCTORS – 2.2%
QUALCOMM, Inc.	1,869	283,322

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.4%
Dell Technologies, Inc., Class C	1,542	176,466

WIRELESS TELECOMMUNICATION SERVICES – 2.1%
Millicom International Cellular SA	4,559	278,236

TOTAL COMMON STOCKS
(COST – $12,351,434)		13,063,145

	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York, 2.98%(b), 02/02/26	$13,669	13,669

TOTAL SHORT-TERM INVESTMENTS
(COST – $13,669)		13,669

TOTAL INVESTMENTS
(COST – $12,365,103) – 99.9%		13,076,814

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		13,942

NET ASSETS – 100.0%		$13,090,756

(a) Represents non-income producing security.

(b) The rate shown is as of January 31, 2026.

PLC - Public Limited Company SA - Societe Anonyme

See Note to Schedule of Investments

2

CROSSMARK ETF TRUST

NOTE TO SCHEDULES OF INVESTMENTS† — January 31, 2026 (Unaudited)

Note 1 — Additional Valuation Information:

Accounting principles generally accepted in the United States of America (“GAAP”), establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to the Adviser’s valuation procedures, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Time Deposits are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2026:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Crossmark Large Cap Growth ETF
Assets:
Common Stocks*	$23,036,439	$–	$–	$23,036,439
Short-Term Investments:
Time Deposits	28,990	–	–	28,990
Total Assets	$23,065,429	$–	$–	$23,065,429

Crossmark Large Cap Value ETF
Assets:
Common Stocks*	$13,063,145	$–	$–	$13,063,145
Short-Term Investments:
Time Deposits	13,669	–	–	13,669
Total Assets	$13,076,814	$–	$–	$13,076,814

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.

† For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent Annual or Semi-Annual Financial Statements and Additional Information report.
3